Equity (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Balance at beginning of number of shares	914,218	0
Number of shares, treasury shares buyback	6,442,897	2,556,212
Number of shares, equity awards settled in treasury stock	(1,537,462)	(1,641,994)
Number of shares, Class B converted to class A	(100,000)
Balance at end of number of shares	5,719,653	914,218
Balance at beginning of average cost	$ (6,457)	$ 0
Average cost, treasury shares buyback	(35,527)	(14,098)
Average cost, equity awards settled in treasury stock	11,327	7,641
Average cost, Class B converted to class A	641
Balance at end of average cost	$ (30,016)	$ (6,457)